Fair Value Measurements - Additional Information (Details) - CIK0001812667 CC Neuberger Principal Holdings II - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0			$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0			0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0			0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0			0
Fair Value, Equity, Level 1 to Level 2 Transfers, Amount	0			0
Fair Value, Equity, Level 2 to Level 1 Transfers, Amount	0			0
Increase in the fair value of liabilities			$ 40,100,000	$ 1,500,000
(Loss) Benefit due to changes in fair value of derivative liabilities	$ 19,100,000	$ 27,500,000
Percentage of probability of successful business combination	90.00%		80.00%	90.00%	80.00%